UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21630

NT Alpha Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Margret Duvall, President and Principal Executive Officer

NT Alpha Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND	DECEMBER 31, 2011 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 95.2%
Asia Long/Short Equity – 3.2%
(Cost $16,000,000)
Asian Century Quest Fund	$15,359,000
Commodity Trading Advisor – 8.0%
(Cost $34,633,000)
BlueTrend Fund, L.P.	16,036,000
Crabel Fund, L.P., Class A	16,088,000
Tiverton Investments, LLC	6,406,000
38,530,000
Convertible Bond Arbitrage – 0.0%
(Cost $123,000)
Investcorp Interlachen Multi-Strategy Fund, LLC	134,000
Distressed – 5.2%
(Cost $26,000,000)
Knighthead Domestic Fund	14,564,000
Strategic Value, L.P.	10,550,000
25,114,000
Emerging Markets – 4.4%
(Cost $20,560,000)
Artha Emerging Markets	11,666,000
Discovery Global Opportunity Partners, L.P.	9,304,000
Hermitage Global Partners, L.P.*	39,000
21,009,000
Equity Market Neutral – 3.6%
(Cost $15,000,000)
Laurion Capital, L.P.	17,508,000
Event Driven – 2.3%
(Cost $12,000,000)
Archer Capital Fund, L.P.	11,200,000
Fixed Income Arbitrage – 2.7%
(Cost $11,320,000)
Nephila Catastrophe Fund, L.P.	7,948,000
Nephila Q1 2011 Recovery	4,000
Nephila Q4 2011 Recovery	123,000
Triton Fund, L.P.	4,239,000
Triton Q1 2011 Recovery Fund, L.P.	240,000
Triton Q2 2011 Recovery Fund, L.P.	25,000
Triton Q4 2011 Rec F, L.P.	544,000
13,123,000
Global Macro – 4.4%
(Cost $22,631,000)
Balestra Capital Partners, L.P.	8,560,000
The Clive Fund, L.P.	12,527,000
21,087,000
Long/Short Equity – 5.2%
(Cost $25,000,000)
Dorsal Capital Partners L	13,026,000
Lakewood Capital Partners, L.P.	11,967,000
24,993,000
Non-U.S. Equity Hedge – 9.6%
(Cost $38,364,000)
Pelham Long/Short Fund, L.P.	13,354,000
TT Mid Cap Europe Long/Short Alpha Fund Limited	15,001,000

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 95.2% – continued
Non-U.S. Equity Hedge – 9.6% continued
Zebedee Focus Fund Limited	$17,729,000
46,084,000
Non-U.S. Multi-Strategy – 0.0%
(Cost $420,000)
Evolution Master Fund, L.P.*	251,000
Relative Value – 12.7%
(Cost $59,000,000)
Alphadyne Investment Strategies Partners, L.P.	15,294,000
Brevan Howard	14,628,000
Hutchin Hill Capital Domestic Fund, L.P.	15,096,000
North Pole Capital	16,090,000
61,108,000
Sector Hedge – 11.3%
(Cost $47,800,000)
Camber Capital Fund, L.P.	14,877,000
Expo Health Sciences Fund, L.P.	13,152,000
Gem Realty Securities, L.P.	13,953,000
Oceanic Hedge Fund	12,487,000
54,469,000
Short Bias – 1.8%
(Cost $8,126,000)
Dialectic Antithesis Partners, L.P.	8,858,000
Special Situations – 9.9%
(Cost $39,098,000)
JHL Capital Fund Group, LLC	14,334,000
Mak One Fund, L.P.	17,376,000
Senator Global Opportunity, L.P.	15,864,000
47,574,000
Statistical Arbitrage – 2.8%
(Cost $11,000,000)
BlueMatrix, L.P.	13,303,000
U.S. Equity Hedge – 8.1%
(Cost $34,029,000)
Bluefin Investors, L.P.	14,878,000
CCM SPV II, LLC*	23,000
Cobalt Partners, L.P.	11,612,000
Harvest Small Cap Partners, L.P.	12,501,000
39,014,000
Total Sub-Funds
(Cost $421,104,000)	$458,718,000

QUARTERLY REPORT	1	NT ALPHA STRATEGIES FUND

SCHEDULE OF INVESTMENTS

NT ALPHA STRATEGIES FUND continued

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT - 4.5%
Northern Institutional Funds - Diversified Assets Portfolio (1) (2)	21,637,000	$21,637,000
Total Cash Equivalent
(Cost $21,637,000)		$21,637,000
TOTAL INVESTMENTS – 99.7%
(Cost $442,741,000)		$480,355,000
Other Assets less Liabilities – 0.3%		1,685,000
NET ASSETS – 100.0%		$482,040,000

(1) Investment in affiliated Portfolio. The Northern Trust Company of Connecticut is the investment adviser of the Fund. Northern Trust Investments, Inc. is an investment adviser to the Northern Institutional Funds-Diversified Assets Portfolio. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc. are both indirect subsidiaries of Northern Trust Corporation.

(2) The Fund had approximately $14,906,000 of net sales in the Diversified Assets Portfolio of the Northern Institutional Funds during the period ended December 31, 2011.

* During the current period, a portion of the underlying investments’ value in these Sub-Funds was held in a side pocket arrangement. The Fund will not be able to redeem such value from any particular underlying investment until such amount is released from its respective side pocket arrangement. In the aggregate, approximately 0.1% of the Fund’s net assets are in side pocket arrangements. The Fund is not able to estimate the timing of receipt of such amounts.

Percentages shown are based on Net Assets. The classifications shown on the schedule of investments and the table herein are unaudited.

Sub-Fund investments are non-income producing.

At December 31, 2011, the investment strategies for NT Alpha Strategies Fund’s investments as a percentage of total net assets were diversified as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Asia Long/Short Equity	3.2%
Commodity Trading Advisor	8.0
Convertible Bond Arbitrage	0.0
Distressed	5.2
Emerging Markets	4.4
Equity Market Neutral	3.6
Event Driven	2.3
Fixed Income Arbitrage	2.7
Global Macro	4.4
Long/Short Equity	5.2
Non-U.S. Equity Hedge	9.6
Non-U.S. Multi-Strategy	0.0
Relative Value	12.7
Sector Hedge	11.3
Short Bias	1.8

STRATEGY WEIGHTINGS	PERCENTAGE
Special Situations	9.9
Statistical Arbitrage	2.8
U.S. Equity Hedge	8.1
Cash Equivalent and Liabilities Less Other Assets	4.8
Total	100.0%

At December 31, 2011, the NT Alpha Strategies Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 9.7%	$37,864,000	$48,820,000
Isle of Man – 2.5%	12,000,000	12,487,000
United States – 78.8%	371,240,000	397,411,000
Total		$458,718,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain securities at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those securities may have the ability to be fully redeemed at the net asset value in the “near term.”

Level 3 – Valuation based on inputs that are unobservable and significant. The Fund utilized the following valuation technique on Level 3 investments: The Fund valued certain securities at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those securities may have the ability to suspend redemptions or implement other restrictions on liquidity, such as side-pockets or lock-up periods greater than 180 days.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. Following is a summary of the inputs used in valuing the NT Alpha Strategies Fund’s investments, which are carried at fair value, as of December 31, 2011. The strategy classifications listed below are unaudited.

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Sub-Funds
Asia Long/Short Equity	$-	$15,359	$-	$15,359
Commodity Trading Advisor	-	38,530	-	38,530
Convertible Bond Arbitrage	-	134	-	134
Distressed	-	-	25,114	25,114
Emerging Markets	-	20,970	39	21,009
Equity Market Neutral	-	17,508	-	17,508
Event Driven	-	11,200	-	11,200
Fixed Income Arbitrage	-	12,187	936	13,123
Global Macro	-	21,087	-	21,087
Long/Short Equity	-	24,993	-	24,993
Non-U.S. Equity Hedge	-	46,084	-	46,084

NT ALPHA STRATEGIES FUND	2	QUARTERLY REPORT

DECEMBER 31, 2011 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Non-U.S. Multi-Strategy	-	-	251	251
Relative Value	-	61,108	-	61,108
Sector Hedge	-	54,469	-	54,469
Short Bias	-	8,858	-	8,858
Special Situations	-	33,240	14,334	47,574
Statistical Arbitrage	-	13,303	-	13,303
U.S. Equity Hedge	-	27,379	11,635	39,014
Cash Equivalent	21,637	-	-	21,637
Total	$21,637	$406,409	$52,309	$480,355

There were no significant transfers between Level 1 and Level 2 during the period ended December 31, 2011. The fair value of net transfers between Level 1 and Level 2 were measured using the fair values as of the end of the period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/11 (000S)	REALIZED GAINS (000S)	REALIZED LOSSES (000S)	CHANGE IN UNREALIZED APPRECIATION (000S)	CHANGE IN UNREALIZED DEPRECIATION (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS OUT OF LEVEL 3 (000S)*	BALANCE AS OF 12/31/11 (000S)
Sub-Funds
Distressed	$26,411	$—	$—	$—	$(3,297)	$2,000	$—	$—	$25,114
Emerging Markets	41	—	—	—	(2)	—	—	—	39
Event Driven	413	79	—	—	(105)	—	(387)	—	—
Fixed Income Arbitrage	428	—	—	388	(95)	658	—	(443)	936
Non-U.S. Multi-Strategy	450	—	(89)	27	—	—	(137)	—	251
Special Situations	15,899	—	—	—	(1,565)	—	—	—	14,334
U.S. Equity Hedge	12,173	—	(8)	—	(523)	—	(7)	—	11,635
Total Investments	$55,815	$79	$(97)	$415	$(5,587)	$2,658	$(531)	$(443)	$52,309

* The fair value of Transfers In and/or (Out) of Level 3 were measured using the fair value as of the end of the period. The Transfers Out of Level 3 noted above were due to expiration of lock agreements and the consolidation of side pocket agreements of the underlying Sub-Funds between measurement dates.

The amount of total unrealized loss on investments in Level 3 securities still held at December 31, 2011 was approximately $(5,082,000).

QUARTERLY REPORT	3	NT ALPHA STRATEGIES FUND

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Alpha Strategies Fund

By:	/s/ Margret Duvall
Margret Duvall, President (Principal Executive Officer)

Date:	February 29, 2012

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Margret Duvall
Margret Duvall, President (Principal Executive Officer)
Date:	February 29, 2012

By:	/s/ Randal Rein
Randal Rein, Treasurer (Principal Financial and Accounting Officer)

Date:	February 29, 2012